Share Capital and Preference Shares (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital and Preference Shares
Schedule of the movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
	Number of	Number of	Number of
	common	treasury	preference	Share	Preference	Contributed	Treasury
	shares	shares	shares	capital	shares	surplus	shares
Outstanding as of January 1, 2020	80,871,670	121,456	4,600,000	810	46	760,671	(2,159)
Purchase of treasury shares	(323,919)	323,919	—	—	—	—	(2,000)
Proceeds from private placement, net of offering costs	14,400,000	—	—	144	—	34,856	—
Treasury shares distributed for awards vested or exercised in the period	166,415	(166,415)	—	—	—	—	2,441
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(21,149)	—
Outstanding as of June 30, 2020	95,114,166	278,960	4,600,000	954	46	774,378	(1,718)